Acquisition costs and other expenditure - Staff and employment costs (Details) £ in Millions	12 Months Ended
	Dec. 31, 2017 GBP (£) employee	Dec. 31, 2016 GBP (£) employee	Dec. 31, 2015 GBP (£) employee
Acquisition costs and other expenditure
Average number of staff employed by the Group during the year | employee	27,151	26,267	25,512
Costs of employment
Wages and salaries	£ 1,774	£ 1,483	£ 1,370
Social security costs	129	110	101
Defined benefit schemes	(3)	213	(63)
Defined contribution schemes	85	79	67
Total costs of employment	£ 1,985	£ 1,885	£ 1,475
Asia
Acquisition costs and other expenditure
Average number of staff employed by the Group during the year | employee	15,477	15,439	15,030
US
Acquisition costs and other expenditure
Average number of staff employed by the Group during the year | employee	4,564	4,447	4,562
UK and Europe
Acquisition costs and other expenditure
Average number of staff employed by the Group during the year | employee	7,110	6,381	5,920